REVENUE (Tables)	12 Months Ended
Dec. 31, 2022
Revenue [abstract]
Summary of Disaggregated Revenue by Market Based on Location, Monetization Type and Product Type
The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	Year Ended December 31,
	2022	2021	2020
U.K. and Ireland	28,151	21,391	16,189
Other Europe	8,909	10,800	5,252
North America	35,923	7,484	3,959
Rest of the world	3,524	2,648	2,580
Total revenues	76,507	42,323	27,980
The Group presents disaggregated revenue by monetization type as follows:

	Year Ended December 31,
	2022	2021	2020
Performance marketing	61,983	37,803	27,093
Subscription	6,438	—	—
Advertising and other	8,086	4,520	887
Total revenues	76,507	42,323	27,980
The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	Year Ended December 31,
	2022	2021	2020
Casino	50,923	35,632	24,135
Sports	25,086	6,188	3,210
Other	498	503	635
Total revenues	76,507	42,323	27,980

Explanation of significant changes in contract assets and contract liabilities
The following table provides contract assets and contract liabilities from contracts with customers:

	Year Ended December 31,
	2022	2021
Contract assets	575	—
Contract liabilities	(1,692)	—
Below is the carrying amount of the Group’s contract liability and the movements during the year ended December 31, 2022:

Year Ended December 31,
2022
As at January 1	—
Business combination (Note 5)	1,120
Amounts included in contract liabilities that was recognised as revenue during the period	(3,537)
Cash received in advance of performance and not recognized as revenue during the period	4,109
As at December 31	1,692